FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Changes in allowance for debt instruments measured at amortized cost and fair value through other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 27,940,140
Ending Balance	25,674,195	$ 27,940,140
Stage Three
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	1,006,275
Ending Balance	1,031,773	1,006,275
Stage Three | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	1,673,803
Ending Balance	1,783,801	1,673,803
Stage Three | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	(667,528)
Ending Balance	(752,028)	(667,528)
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	27,353,301
Ending Balance	25,092,666	27,353,301
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	16,314,035
Ending Balance	12,996,259	16,314,035
Fair value through OCI and amortized cost | Debt instruments | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	16,314,035	13,772,681
Sales and maturities	(9,792,950)	(8,153,209)
New debt instruments purchased	7,701,763	10,100,762
Foreign exchange	(1,244,239)	1,082,804
Ending Balance	12,996,259	16,314,035	$ 13,772,681
Fair value through OCI and amortized cost | Debt instruments | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	64,901	24,679	39,126
Transfer from stage 1 to stage 3
Transfer from stage 2 to stage 1
Change in measurement		(213)
Sales and maturities	(9,459)	(7,267)	(6,137)
New debt instruments purchased	10,497	44,899	10,273
Net provisions recognised during the period	1,148	(606)	(23,855)
Foreign exchange	(11,284)	3,409	5,272
Ending Balance	55,803	64,901	24,679
Fair value through OCI and amortized cost | Debt instruments | Stage One
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	15,973,144
Ending Balance	12,760,342	15,973,144
Fair value through OCI and amortized cost | Debt instruments | Stage One | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	15,973,144	13,545,514
Sales and maturities	(9,792,950)	(8,056,827)
New debt instruments purchased	7,701,763	9,814,484
Foreign exchange	(1,182,067)	1,055,569
Ending Balance	12,760,342	15,973,144	13,545,514
Fair value through OCI and amortized cost | Debt instruments | Stage One | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	29,881	17,690	34,500
Transfer from stage 1 to stage 3	(13,951)
Transfer from stage 1 to stage 2		(3,808)	(1,670)
Transfer from stage 2 to stage 1	129	526
Change in measurement		(213)
Sales and maturities	(9,459)	(6,097)	(6,137)
New debt instruments purchased	10,497	16,104	10,273
Net provisions recognised during the period	19,030	3,482	(23,809)
Foreign exchange	(6,188)	2,197	4,533
Ending Balance	29,939	29,881	17,690
Fair value through OCI and amortized cost | Debt instruments | Stage Two
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	340,891
Ending Balance	205,133	340,891
Fair value through OCI and amortized cost | Debt instruments | Stage Two | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	340,891	227,167
Sales and maturities		(96,382)
New debt instruments purchased		286,278
Foreign exchange	(62,172)	27,235
Ending Balance	205,133	340,891	227,167
Fair value through OCI and amortized cost | Debt instruments | Stage Two | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	35,020	6,989	4,626
Transfer from stage 1 to stage 2		3,808	1,670
Transfer from stage 2 to stage 1	(129)	(526)
Sales and maturities		(1,170)
New debt instruments purchased		28,795
Net provisions recognised during the period	(17,882)	(4,088)	(46)
Foreign exchange	(5,096)	1,212	739
Ending Balance	11,913	35,020	$ 6,989
Fair value through OCI and amortized cost | Debt instruments | Stage Three
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Ending Balance	30,784
Fair value through OCI and amortized cost | Debt instruments | Stage Three | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	0
Ending Balance	30,784	$ 0
Fair value through OCI and amortized cost | Debt instruments | Stage Three | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Transfer from stage 1 to stage 3	13,951
Ending Balance	$ 13,951